                                  . Underlying Funds
[Graphics]                          available with
                                    The Fulcrum Fund(SM)
                                    Variable Annuity

The Fulcrum Fund(R)


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                                     [LOGO]
                                   ALLMERICA
                                  FINANCIAL(R)

                                 Annual Report

                               DECEMBER 31, 2002

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

Mark A. Hug, President and CEO
Edward J. Parry III, Vice President and CFO
J. Kendall Huber, Vice President and General Counsel
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Secretary and Counsel

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Premier Equity Fund

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

INVESTMENT ADVISERS (CONTINUED)
Delaware Management Company
2005 Market Street, Philadelphia, PA 19103
  Delaware VIP Balanced Series
  Delaware VIP Small Cap Value Series

Gabelli Funds, LLC
One Corporate Center, Rye, NY 10580
  Gabelli Capital Asset Fund

Lazard Asset Management
30 Rockefeller Plaza, New York, NY 10112
  Lazard Retirement International Equity Portfolio

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Emerging Growth Series
  MFS Investors Trust Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Main Street Growth & Income Fund/VA

Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive, Wayne, PA 19087
  PBHG Select 20 Portfolio





One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

THE FULCRUM FUND/SM/ VARIABLE ANNUITY (AFLIAC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for The Fulcrum Fund/SM/ Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                        Without Surrender Charge              With Surrender Charge
                                                                and Contract Fee                  and Contract Fee*
                                         Sub-                              Since                              Since
                               Fund   Account                          Inception                          Inception
                          Inception Inception       1      5   Life of   of Sub-       1      5   Life of   of Sub-
Sub-Accounts                   Date      Date    Year   Year Portfolio   Account    Year   Year Portfolio   Account
-------------------------------------------------------------------------------------------------------------------

Allmerica Investment
Trust
AIT Money Market Fund      4/29/85   3/13/97    0.19%  3.08%   3.15%       3.21%  -5.83%  2.49%   3.10%       2.84%
AIT Select Capital
  Appreciation Fund         2/1/96   3/13/97  -22.74% -1.63%   3.43%       3.09% -27.71% -2.49%   3.01%       2.49%
AIT Select Growth and
  Income Fund               2/1/96   3/13/97  -26.39% -7.23%  -3.20%      -5.40% -31.02% -8.17%  -3.75%      -6.11%
AIT Select International
  Equity Fund              3/26/96   3/13/97  -20.54% -6.32%  -5.12%      -7.04% -25.47% -7.15%  -5.63%      -7.68%
AIT Select Investment
  Grade Income Fund        4/29/85   3/13/97    6.57%  4.40%   2.91%       4.28%   0.10%  3.71%   2.58%       3.82%

AIM Variable Insurance
Funds
AIM V.I. Premier Equity
  Fund                      5/5/93    9/1/98  -31.27% -3.60%   6.29%      -4.28% -35.63% -4.25%   6.24%      -5.09%

Delaware VIP Trust
Delaware VIP Balanced
  Series                   7/28/88    9/1/98  -17.48% -5.32%   3.56%      -6.03% -22.51% -5.88%   3.54%      -6.71%
Delaware VIP Small Cap
  Value Series            12/27/93    9/1/98   -6.97%  1.42%   8.34%       7.13% -12.63%  0.85%   8.32%       6.51%

Gabelli Capital Series
Funds, Inc.
Gabelli Capital Asset
  Fund                      2/1/96   3/13/97  -15.56%  3.35%   8.41%       6.81% -20.97%  2.31%   7.91%       6.14%

Lazard Asset Management
Lazard Retirement
  International Equity
  Portfolio                 9/1/98    9/1/98  -12.00%    N/A  -5.45%      -5.45% -17.32%    N/A  -6.08%      -6.08%

MFS Variable Insurance
Trust
MFS Emerging Growth
  Series                   7/24/95    9/1/98  -34.72% -4.81%   3.20%      -5.47% -38.78% -5.39%   2.53%      -6.18%
MFS Investors Trust
  Series                   10/9/95    9/1/98  -22.11% -4.25%   4.16%      -4.92% -26.96% -4.84%   3.45%      -5.66%

Oppenheimer Variable
Account Funds
Oppenheimer Aggressive
  Growth Fund/VA           8/15/86    9/1/98  -28.84% -3.31%   5.11%      -0.25% -33.17% -3.87%   5.09%      -0.92%
Oppenheimer Main Street
  Growth & Income Fund/VA   7/5/95    9/1/98  -19.98% -4.64%   7.11%      -1.72% -24.86% -5.21%   7.07%      -2.41%

PBHG Insurance Series
Fund
PBHG Select 20 Portfolio   9/25/97   11/2/98  -32.33%  0.24%   0.21%      -5.35% -36.58% -0.38%  -0.25%      -6.13%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for The Fulcrum Fund/SM/ Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

THE FULCRUM FUND/SM/ VARIABLE ANNUITY (FAFLIC)

Average Annual Total Returns as of 12/31/02

For easy reference, the total returns for The Fulcrum Fund/SM/ Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual Product Reviews.

                                                        Without Surrender Charge              With Surrender Charge
                                                                and Contract Fee                  and Contract Fee*
                                         Sub-                              Since                              Since
                               Fund   Account                          Inception                          Inception
                          Inception Inception       1      5   Life of   of Sub-       1      5   Life of   of Sub-
Sub-Accounts                   Date      Date    Year   Year Portfolio   Account    Year   Year Portfolio   Account
-------------------------------------------------------------------------------------------------------------------

Allmerica Investment
Trust
AIT Money Market Fund      4/29/85   10/3/97    0.19%  3.08%   3.15%       3.13%  -5.82%  2.50%   3.08%      2.74%
AIT Select Capital
  Appreciation Fund         2/1/96   9/30/97  -22.74% -1.63%   3.43%       0.34% -28.15% -2.82%   2.72%     -0.80%
AIT Select Growth and
  Income Fund               2/1/96   9/30/97  -26.39% -7.23%  -3.20%      -9.40% -31.13% -8.24%  -3.80%    -10.43%
AIT Select International
  Equity Fund              3/26/96   10/3/97  -20.54% -6.32%  -5.13%      -8.27% -25.45% -7.02%  -5.49%     -8.87%
AIT Select Investment
  Grade Income Fund        4/29/85   10/3/97    6.57%  4.40%   2.91%       4.16%   0.12%  3.76%   2.64%      3.69%

AIM Variable Insurance
Funds
AIM V.I. Premier Equity
  Fund                      5/5/93    5/5/93  -31.28% -3.57%   6.31%      -4.24% -35.43% -4.10%   6.30%     -4.86%

Delaware VIP Trust
Delaware VIP Balanced
  Series                   7/28/88    9/1/98  -17.49% -5.33%   3.55%      -6.05% -22.42% -5.84%   3.54%     -6.64%
Delaware VIP Small Cap
  Value Series            12/27/93    9/1/98   -6.98%  1.39%   8.32%       7.09% -12.53%  0.85%   8.32%      6.52%

Gabelli Capital Series
Funds, Inc.
Gabelli Capital Asset
  Fund                      2/1/96   9/30/97  -15.56%  3.35%   8.41%       4.12% -21.20%  2.15%   7.78%      3.02%

Lazard Asset Management
Lazard Retirement
  International Equity
  Portfolio                 9/1/98    9/1/98  -12.00%    N/A  -5.40%      -5.40% -17.25%    N/A  -5.97%     -5.97%

MFS Variable Insurance
Trust
MFS Emerging Growth
  Series                   7/24/95    9/1/98  -34.72% -4.80%   3.20%      -5.46% -38.46% -5.38%   3.13%     -6.18%
MFS Investors Trust
  Series                   10/9/95    9/1/98  -22.12% -4.21%   4.19%      -4.87% -26.78% -4.72%   4.18%     -5.46%

Oppenheimer Variable
Account Funds
Oppenheimer Aggressive
  Growth Fund/VA           8/15/86    9/1/98  -28.84% -3.39%   5.07%      -0.34% -33.30% -4.00%   5.03%     -1.10%
Oppenheimer Main Street
  Growth & Income Fund/VA   7/5/95    9/1/98  -19.98% -4.62%   7.12%      -1.70% -24.79% -5.14%   7.11%     -2.32%

PBHG Insurance Series
Fund
PBHG Select 20 Portfolio   9/25/97   11/2/98  -32.35%  0.20%   0.17%      -5.39% -36.43% -0.34%  -0.19%     -6.02%

*Keep in mind that these returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, performance returns would be lower.

Performance returns given above are for The Fulcrum Fund/SM/ Variable Annuity sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-917-1909.

   The Fulcrum Fund/SM/ Variable Annuity is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company
      in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.



















                          [LOGO ALLMERICA FINANCIAL]

                       THE ALLMERICA FINANCIAL COMPANIES
                       ---------------------------------
  First Allmerica Financial Life Insurance Company . Allmerica Financial Life
              Insurance and Annuity Company (all states except NY)
Allmerica Trust Company, N.A. . VeraVest Investments, Inc. . VeraVest Investment
                   Advisors, Inc. . Financial Profiles, Inc.
        The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial
          Alliance Insurance Company . Allmerica Asset Management, Inc.
  Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of
                       America . Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653


10635 (12/02)

Annual Reports dated December 31, 2002, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Fulcrum Separate Account (File No. 811-7799) and First Allmerica Financial Life Insurance and Annuity Company, Fulcrum Separate Account, (File No. 811-7947), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 19, 2003. Accession number
0000950109-03-000642.